Contract and Contribution Payable (Details Narrative)			1 Months Ended		3 Months Ended		12 Months Ended
	May 01, 2015 USD ($) Installment	Jun. 09, 2014 USD ($)	May 31, 2015 USD ($)	Sep. 25, 2014 USD ($) Number	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Contract and contribution payable, less current portion								$ 100,000
Amended APA provided for cash payments		$ 300,000
Purchase payable amount							50,000	50,000		$ 100,000
Contract and contribution payable					100,000		150,000	134,125
Research and development expense					79,080	$ 111,822	309,503	281,218
Accounts payable					$ 20,248			$ 71,563
Charitable Grant Agreement [Member]
Frequency of peridic payment				Quarterly
Number of installments | Number				8
Donation to the University				$ 75,000
Donation periodic payment				$ 9,375
Subsequent Event [Member]
Purchase payable amount									$ 100,000
Dr. Gerlach [Member]
Accounts payable							$ 150,000
Dr. Gerlach [Member] | Option agreement [Member]
Due to related party periodic payment	$ 6,000
Research and development expense	$ 24,000
Frequency of peridic payment	Quarterly
Number of installments | Installment	4
Fees paid			$ 6,000			$ 6,000